Assets held for sale	12 Months Ended
Dec. 31, 2024
Assets held for sale
Assets held for sale

18 Assets held for sale

Assets held for sale amount to $nil (2023: $nil; 2022: $150m).

In 2022, Assets held for sale comprised Property, plant and equipment assets relating to the West Chester site in Ohio, US. The transaction closed on 30 January 2023.